Offerings	Dec. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Individual Index-Linked Annuity Interests (B Series)
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,670.00
Offering Note	The Amount Registered and the Proposed Maximum Offering Price Per Unit are not applicable because the securities are not issued in predetermined amounts or units.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Individual Index-Linked Annuity Interests (B Series)
Maximum Aggregate Offering Price	$ 2,000,000
Amount of Registration Fee	$ 306.20
Offering Note	The Amount Registered and the Proposed Maximum Offering Price Per Unit are not applicable because the securities are not issued in predetermined amounts or units.